Vessels, Net, Acquisitions (Predecessor) (Details) - USD ($)		6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 03, 2015	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Vessel Held for Sale [Abstract]
Depreciation expense			$ 1,903,000	$ 9,713,000	$ 9,078,000
Vessels [Member]
Vessel Held for Sale [Abstract]
Additions				46,421,000	95,051,000
Depreciation expense				$ 7,982,000	$ 7,101,000
United Maritime Predecessor [Member]
Vessel Held for Sale [Abstract]
Depreciation expense		$ 400,285				$ 756,765	$ 758,839
United Maritime Predecessor [Member] | Gloriuship [Member]
Vessel Held for Sale [Abstract]
Additions	$ 16,833,520
United Maritime Predecessor [Member] | Vessels [Member]
Vessel Held for Sale [Abstract]
Additions						0
Depreciation expense		$ 400,285				$ 756,765	$ 758,839